Accrued expenses and other current liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued expenses and other current liabilities [Abstract]
Payable for purchasing plant, property and equipment	$ 20,419	$ 59,703
Payable for purchasing intangible assets	442	3,340
Payable for purchasing land use rights	0	62,717
Payroll related payable	19,217	13,446
Accrued agent rebates and profit sharing cost	16,891	1,723
Accrued marketing promotion expenses	13,965	6,102
Other tax payable	12,094	2,616
Deposits from advertising customers	10,060	1,376
Accrued bandwidth	8,566	9,052
Accrued professional service fee	6,640	3,145
Accrued interest expenses of convertible senior notes (see note 17)	4,808	0
Other current liabilities	7,316	5,326
Total	$ 120,418	$ 168,546